Other Income - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income
Foreign currency gains derived from favorable exchange rate movements	€ 5,698	€ 3,842	€ 1,689
Gain on dilution in the investment		€ 1,179